Fair value measurement - Fair values of the Group's derivative financial assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair value measurement
Current derivative financial liabilities	$ 25,722	$ 22,179
Non-current derivative financial liabilities	50,014	57,065
Total derivative financial liabilities	75,736	79,244
Silver stream embedded derivative
Fair value measurement
Current derivative financial liabilities	5,090	2,566
Non-current derivative financial liabilities	29,022	13,597
Copper stream embedded derivative
Fair value measurement
Current derivative financial liabilities	1,924	981
Non-current derivative financial liabilities	6,157	4,201
Warrant liability
Fair value measurement
Non-current derivative financial liabilities	14,835	11,066
Mezzanine debt facility embedded derivative
Fair value measurement
Current derivative financial liabilities		11,587
Non-current derivative financial liabilities		23,126
Commodity swap liability
Fair value measurement
Current derivative financial liabilities	$ 18,708	7,045
Non-current derivative financial liabilities		$ 5,075